Financial Instruments - Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	$ 12,680	$ 896
Financial assets not measured at fair value(Amortised cost)	955,096	913,412
Financial liabilities measured at fair value	12,811	16,786
Financial liabilities not measured at fair value (amortised cost)	1,616,119	450,963
Cost [Member] | Other Liabilities Related to Business Combinations [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value	12,811	16,786
Cost [Member] | Convertible notes due 2028 [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities not measured at fair value (amortised cost)	201,199	216,075
Cost [Member] | Convertible notes due 2030 [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities not measured at fair value (amortised cost)	1,188,965
Cost [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities not measured at fair value (amortised cost)	3,649	4,603
Cost [Member] | Bank overdraft [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities not measured at fair value (amortised cost)	822	536
Cost [Member] | Trades and other payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities not measured at fair value (amortised cost)	135,777	146,999
Cost [Member] | Refund due to customers [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities not measured at fair value (amortised cost)	52,634	51,011
Cost [Member] | Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities not measured at fair value (amortised cost)	2,396
Cost [Member] | Payable for deferred bookings [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities not measured at fair value (amortised cost)	30,677	31,739
Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	12,680	896
Financial assets not measured at fair value(Amortised cost)	955,096	913,412
Financial liabilities measured at fair value	12,811	16,786
Financial liabilities not measured at fair value (amortised cost)	1,636,702	449,150
Fair value [Member] | Other Liabilities Related to Business Combinations [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value	12,811	16,786
Fair value [Member] | Convertible notes due 2028 [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities not measured at fair value (amortised cost)	199,949	214,262
Fair value [Member] | Convertible notes due 2030 [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities not measured at fair value (amortised cost)	1,210,798
Fair value [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities not measured at fair value (amortised cost)	3,649	4,603
Fair value [Member] | Bank overdraft [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities not measured at fair value (amortised cost)	822	536
Fair value [Member] | Trades and other payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities not measured at fair value (amortised cost)	135,777	146,999
Fair value [Member] | Refund due to customers [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities not measured at fair value (amortised cost)	52,634	51,011
Fair value [Member] | Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities not measured at fair value (amortised cost)	2,396
Fair value [Member] | Payable for deferred bookings [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities not measured at fair value (amortised cost)	30,677	31,739
Other Investments- Equity Securities [Member] | Cost [Member] | FVOCI [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	12,106
Other Investments- Equity Securities [Member] | Fair value [Member] | FVOCI [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	12,106
Other Investments- Equity Securities [Member] | Cost [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	317	591
Other Investments- Equity Securities [Member] | Fair value [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	317	591
Other investments - other securities [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	76	76
Other investments - other securities [Member] | Cost [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	257	305
Other investments - other securities [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	76	76
Other investments - other securities [Member] | Fair value [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	257	305
Trades and other receivables [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	172,193	150,022
Trades and other receivables [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	172,193	150,022
Term deposits [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	358,001	254,416
Term deposits [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	358,001	254,416
Cash and cash equivalents [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	424,826	508,898
Cash and cash equivalents [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	$ 424,826	$ 508,898